Other Income/Expenses - Summary of Finance Costs (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Costs [abstract]
Interest on loans and borrowings	₽ 31,750	₽ 35,556	₽ 40,298
Interest expense on lease liabilities	1,409	1,104	1,230
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	733	858	1,086
Fines and penalties on overdue leases	49	10	75
Total finance costs related to loans, borrowings and leases	33,941	37,528	42,689
Expenses related to discounting of financial instruments	4,251	3,916	4,179
Unwinding of discount on rehabilitation provision	345	302	311
Interest expenses under pension liabilities	293	279	314
Remeasurement of fair value of the call option		27	117
Total	₽ 38,830	₽ 42,052	₽ 47,610